New standards (Schedule of new standards adopted, change in opening lease liability balances) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Disclosure of changes in accounting estimates [line items]
Total minimum lease payments - lease liabilities	$ 78,174	$ 88,096
Newly capitalized leases, IFRS 16	17,708
Effect of discounting	(3,939)	(6,149)
Present value of minimum lease payments	74,235	81,947
Less: current portion	(20,472)	(32,781)
Minimum finance lease payments payable noncurrent	53,763	$ 49,166
Revised opening balance after adjustment [Member]
Disclosure of changes in accounting estimates [line items]
Total minimum lease payments - lease liabilities	95,882
Effect of discounting	(6,667)
Present value of minimum lease payments	89,215
Less: current portion	(25,421)
Minimum finance lease payments payable noncurrent	$ 63,794